CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	¥ (133,421)	$ (19,079)	¥ 248,423	¥ (2,597,169)
Adjustments to reconcile net (loss) income to net cash generated from operating activities:
Foreign exchange loss (gain), net	(5,523)	(790)	19,242	78,965
Depreciation and amortization	2,126,025	304,017	1,598,256	1,807,339
Loss (gain) on disposal of property and equipment	(37,368)	(5,344)	(126,604)	3,198
Provision for doubtful debt	102,749	14,693	107,899	368,505
Share-based compensation expense	25,778	3,686	148,557	35,296
Deferred income tax (benefits) expenses	61,606	8,810	(12,937)	(43,152)
Gain from equity method investments	(6,884)	(984)	(7,967)	(3,279)
Gain from disposal of subsidiaries	(469,838)	(67,186)		(495)
Impairment of long-lived assets				506,686
Impairment of goodwill				1,364,191
Impairment of long-term investments				11,166
Reduction in the carrying amount of right-of-use assets	679,782	97,208	470,581	433,121
Changes in the fair value of financial instruments	314,332	44,949	74,112	165,930
Gain on debt extinguishment of 2027 convertible notes			(246,175)
Loss on debt extinguishment of 2026 convertible notes			41,261
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts and notes receivable	(663,664)	(94,903)	(62,046)	(5,766)
Amounts due from related parties	23,375	3,343	(25,088)	(2,886)
Prepaid expenses and other current assets	264,878	37,879	114,978	(365,762)
Accounts and notes payables	32,608	4,663	20,043	(24,430)
Amounts due to related parties	60,210	8,610	(401)	6,131
Income taxes payable	84,774	12,123	34,372	(6,820)
Unrecognized tax benefits	10,884	1,556	9,393	11,283
Advances from customers	(438,726)	(62,737)	(226,441)	447,284
Deferred revenue	50,841	7,270	(5,588)	399
Deferred government grants	89,490	12,797	140,881	155,333
Operating lease liabilities	(648,700)	(92,763)	(449,059)	(481,647)
Accrued expenses and other payables	395,342	56,533	139,701	200,059
Net cash generated from operating activities	1,918,550	274,351	2,005,393	2,063,480
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(7,656,631)	(1,094,884)	(4,923,721)	(2,967,447)
Purchases of intangible assets	(210,564)	(30,110)	(130,058)	(50,906)
Purchases of land use rights			(74,641)	(42,275)
Proceeds from disposal of property and equipment	63,153	9,031	276,817	31,703
Proceeds from disposal of subsidiaries, net	755,964	108,101		12,704
Payments for short-term investments	(1,453,688)	(207,875)	(167,068)	(503,276)
Payments of loans to third parties			(39,054)	(1,600)
Receipts of loans to third parties	40,546	5,798		93,996
Payments of loans to related parties	(116,426)	(16,649)	(63,892)	(115,048)
Receipt of loans to a related party			28,313	9,800
Proceeds received from maturity of short-term investments	1,092,482	156,223	529,350	144,516
Proceeds from disposal of long-term investments	22,049	3,153	26,911
Payments for long-term investments	(278,620)	(39,842)	(53,665)	(517,278)
Proceeds from collection of the deposit associated with an acquisition	9,500	1,358	200,000
Payments for acquisitions, net of cash acquired	(279,359)	(39,948)		2
Net cash used in investing activities	(8,011,594)	(1,145,644)	(4,390,708)	(3,905,109)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares (Note 25)				2,122,123
Payment of issuance costs of ordinary shares			(35,791)	(1,880)
Proceeds from long-term bank borrowings	4,976,027	711,562	3,014,789	1,813,927
Proceeds from short-term bank borrowings	1,326,961	189,753	818,020	30,000
Proceeds from other long-term borrowings	1,321,253	188,937	1,844,191	1,020,008
Repayments of long-term bank borrowings	(725,940)	(103,808)	(822,302)	(292,625)
Proceeds from borrowings from non controlling shareholder	1,449,800	207,319
Repayments of short-term bank borrowings	(743,400)	(106,305)	(259,020)
Repayments and deposits for other long-term borrowings	(1,411,231)	(201,803)	(765,886)	(268,124)
Payments for purchase of property and equipment through finance leases	(211,604)	(30,259)	(102,646)	(210,902)
Proceeds from loan from a related party (Note 22)				350,000
Repayment of loans from third parties				(78,000)
Contribution from noncontrolling interest in subsidiaries	1,583,761	226,475	16,000
Payments for acquisition of noncontrolling interest	(303,267)	(43,367)	(46,397)	(10,122)
Payments for share repurchase and cancellation	(17,195)	(2,459)
Refund of prepayment for share repurchase plan				7,317
Dividends to noncontrolling interests			(26,272)	(11,413)
Dividends to redeemable noncontrolling interests	(34,301)	(4,905)
Payments for other financing activities	(5,100)	(730)
Net cash generated from (used in) financing activities	10,220,881	1,461,566	(627,654)	3,941,134
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(7,225)	(1,033)	(4,945)	9,988
Net increase (decrease) in cash and cash equivalents and restricted cash	4,120,612	589,240	(3,017,914)	2,109,493
Cash and cash equivalents and restricted cash at beginning of year	2,081,073	297,589	5,098,987	2,989,494
Cash and cash equivalents and restricted cash at end of year	6,201,685	886,829	2,081,073	5,098,987
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	5,523,571	789,860	1,492,436	2,243,537
Restricted cash-current	656,010	93,808	545,795	2,854,568
Restricted cash-non-current	22,104	3,161	42,842	882
Total cash and cash equivalents and restricted cash	6,201,685		2,081,073	5,098,987
Supplemental disclosures of cash flow information:
Income taxes paid	(422,299)	(60,388)	(211,896)	(145,605)
Interest paid	(570,733)	(81,614)	(434,193)	(251,066)
Supplemental disclosures of non-cash activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	932,911	133,404	1,077,247	952,999
Property and equipment obtained in exchange for new finance lease liabilities	506,677	72,454	593,378	265,974
Purchase of property and equipment included in accrued expenses and other payables	192,933	27,589	940,804	270,909
Purchase of intangible assets included in accrued expenses and other payables	25,060	3,584	219	3,497
Payables for issuance cost of ordinary shares included in accrued expenses and other payables				35,840
Asset acquisition settled with equity interests of a subsidiary				116,996
Consideration payable for acquisition of noncontrolling interest included in accrued expenses and other payables				47,549
2025 Convertible Notes
Adjustments to reconcile net (loss) income to net cash generated from operating activities:
Changes in the fair value of financial instruments				21,816
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of Convertible Notes				¥ (529,175)
2026 Convertible Notes
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of Convertible Notes			¥ (4,262,340)
2030 Convertible Notes
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of 2030 Convertible Notes, net of issuance costs	¥ 3,015,117	$ 431,156